Staff numbers and costs (Tables)	12 Months Ended
Jun. 30, 2024
Staff Numbers And Costs
Schedule of average number of employee

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2024	2023	2022
Sales and Business Development	4	11	13
Central Services and Management	10	18	29
Production	46	64	212
Total	60	93	254

Schedule of aggregate remuneration costs

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	2,045	5,465	15,237
Social security costs	362	430	730
Pension contributions	175	369	844
Short-term compensated absences	39	366	1,277
Total	2,621	6,630	18,088

Schedule of key management personnel expenses

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	957	1,120	1,578
Social security costs	6	38	151
Pension contributions	35	60	114
Equity incentives	-	-	392
Total	998	1,218	2,236